FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

3. FAIR VALUE MEASUREMENT

The following is a description of the valuation methodologies used for assets measured at fair value:

TopBuild Stock Fund.  The TopBuild Stock Fund is valued at the closing price reported on the active market on which the security is traded.

Mutual Funds.  Mutual funds are valued at the daily closing price as reported by the fund.  Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission.  These funds are required to publish their daily NAV and transact at that price.  The mutual funds held by the Plan are deemed to be actively traded.

Collective Trust Funds.  Collective trust funds are valued based on NAV, as a practical expedient, which approximates fair value as of December 31, 2025 and 2024.  Such basis is determined by reference to the respective fund’s underlying assets, which are primarily marketable equity and fixed income securities.

Brokerage Accounts.  Participant directed investments could include common stocks, mutual funds, corporate or government bonds, or other investments that are valued on the basis of readily determinable market prices.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.  There have been no changes in the methodologies used during the years ended December 31, 2025 and 2024.

The following tables set forth by level, within the fair value hierarchy, the Plan’s invested assets measured at fair value and the Plan’s invested assets measured at NAV as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Mutual funds	$136,365,158	$—	$—	$—	$136,365,158
Brokerage accounts	19,038,285	—	—	—	19,038,285
Collective trust funds	—	—	—	511,371,646	511,371,646
TopBuild Stock Fund	7,817,228	—	—	—	7,817,228
Total invested assets at fair value	$163,220,671	$—	$—	$511,371,646	$674,592,317

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Mutual funds	$118,863,784	$—	$—	$—	$118,863,784
Brokerage accounts	15,771,198	—	—	—	15,771,198
Collective trust funds	—	—	—	448,710,242	448,710,242
TopBuild Stock Fund	6,400,213	—	—	—	6,400,213
Total invested assets at fair value	$141,035,195	$—	$—	$448,710,242	$589,745,437

The following tables summarize investments measured at fair value based on NAV per share as of December 31, 2025 and 2024.  Were the Plan to initiate a full redemption of the collective trust funds, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
FID FRDM Target Date Funds and Core Commingled Pool	$505,845,702	None	Daily	90 days
Managed Income Portfolio - Class 2	5,525,944	None	Daily	Participants: none Sponsor: 12 months
Total investments measured at NAV	$511,371,646

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
FID FRDM Target Date Funds and Core Commingled Pool	$442,403,418	None	Daily	90 days
Managed Income Portfolio - Class 2	6,306,824	None	Daily	Participants: none Sponsor: 12 months
Total investments measured at NAV	$448,710,242